UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2007–August 31, 2008

Item 1: Reports to Shareholders

Vanguard® CMT Funds
August 31, 2008

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2007- August 31, 2008
		Average	SEC 7-Day
		Institutional	Annualized
Vanguard CMT Funds	Vanguard	Money Market	Yield[2]:
	Fund	Fund[1]	8/31/2008
2008 Total Returns
Market Liquidity	3.7%	3.5%	1.42%
Municipal Cash Management	2.5	--	1.42

1. Derived from data provided by Lipper Inc.

2. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 8/31/2008

These Profiles provide a snapshot of each fund’s characteristics.

MARKET LIQUIDITY FUND

Financial Attributes

SEC 7-Day Annualized Yield	1.42%
Average Weighted Maturity	21 days
Average Quality[1]	Aa1
Expense Ratio	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	30.5%
Commercial Paper	25.3

Collateralized Repurchase Agreements	24.1
Treasury/Agency	15.3
Other	4.8

Distribution by Credit Quality[1] (% of portfolio)
Aaa	45.7%
Aa	48.9
A	5.4

1. Moody’s Investors Service.

MUNICIPAL CASH MANAGEMENT FUND

Financial Attributes

SEC 7-Day Annualized Yield	1.42%
Average Weighted Maturity	6 days
Average Quality[1]	MIG-1
Expense Ratio	0.01%

Distribution by Credit Quality[2] (% of portfolio)
MIG-1/SP-1+/F-1+/A-1+
A-1/P-1/F-1/SP-1
AAA/AA	91.8%
7.9
0.3

Largest State Concentrations[3]
Texas	14.9%
Ohio	7.9
Washington	6.6
Massachusetts	5.7
Florida	5.5
Mississippi	5.4
Michigan	5.3
Illinois	4.9
Georgia	4.7
Colorado	3.7
Top Ten	64.6%

1. Moody’s Investors Service.

2. Ratings: Moody’s Investor Service, Standard & Poor’s, Fitch.

3. Percentages of total net assets, excluding any futures contracts.

Performance Summary

Average Annual Total Returns for periods ended June 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Since Inception

Market Liquidity	7/19/2004	4.21%	4.10%
Municipal Cash Management	7/19/2004	2.84	2.86

Blank per Fund Accounting Request

Blank per Fund Accounting Request

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	February 29, 2008	August 31, 2008	During Period*
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1012.82	$0.03
Municipal Cash Management	$1,000.00	$1008.91	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1025.18	$0.03
Municipal Cash Management	$1,000.00	$1025.16	$0.05

* The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.010%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group
		Average
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Fund

Market Liquidity	0.005%	0.44%
Municipal Cash Management	0.010	--

1 Fund expense ratios reflect the fiscal year ended August 31, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc., and captures information through year-end 2006.

Market Liquidity Fund

Financial Statements

Statement of Net Assets

As of August 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 202-551-8090.

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000 )	($000 )
U.S. Government and Agency Obligations (15.3%)
	Federal Home Loan Bank	2.173%	9/2/08	300,000	299,982
	Federal Home Loan Bank	2.437%	9/3/08	222,400	222,370
	Federal Home Loan Bank	2.204%	9/5/08	150,000	149,963
	Federal Home Loan Bank	2.194%	9/10/08	200,000	199,890
	Federal Home Loan Bank	2.513%	10/1/08	478,000	477,004
	Federal Home Loan Bank	2.573%	10/2/08	100,815	100,593
	Federal Home Loan Bank	2.329%	10/3/08	271,672	271,112
	Federal Home Loan Bank	2.368%	10/7/08	84,740	84,540
	Federal Home Loan Bank	2.668%	10/22/08	50,000	49,812
	Federal Home Loan Bank	2.699%	10/27/08	100,000	99,583
	Federal Home Loan Mortgage Corp.	2.153%	9/2/08	45,100	45,097
	Federal Home Loan Mortgage Corp.	2.204%-2.255%	9/8/08	166,400	166,328
	Federal Home Loan Mortgage Corp.	2.204%	9/10/08	50,000	49,973
	Federal Home Loan Mortgage Corp.	2.204%	9/12/08	227,250	227,097
	Federal Home Loan Mortgage Corp.	2.331%-2.431%	10/6/08	106,670	106,424
	Federal National Mortgage Assn.	2.265%	9/8/08	30,618	30,605
	Federal National Mortgage Assn.	2.459%	9/10/08	30,000	29,982
	Federal National Mortgage Assn.	2.205%	9/17/08	123,902	123,781
	Federal National Mortgage Assn.	2.307%	10/1/08	48,970	48,876
	Federal National Mortgage Assn.	2.411%	10/6/08	300,000	299,300
	Federal National Mortgage Assn.	2.665%	10/8/08	385,000	383,951
	Federal National Mortgage Assn.	2.668%	10/22/08	40,000	39,850
Total U.S. Government and Agency Obligations (Cost $3,506,113)					3,506,113
Commercial Paper (25.3%)
Finance - Auto (1.6%)
	American Honda Finance Corp.	2.156%	9/3/08	10,500	10,499
	American Honda Finance Corp.	2.444%	9/8/08	9,000	8,996
	American Honda Finance Corp.	2.443%-2.444%	9/9/08	93,000	92,950
	American Honda Finance Corp.	2.390%	9/10/08	20,000	19,988
	American Honda Finance Corp.	2.444%	9/12/08	12,000	11,991
2	BMW US Capital LLC	2.050%	9/2/08	18,203	18,202
2	BMW US Capital LLC	2.052%-2.083%	9/9/08	75,450	75,415
	Toyota Motor Credit Corp.	2.466%	9/11/08	20,000	19,986
	Toyota Motor Credit Corp.	2.567%	9/29/08	30,000	29,941

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000 )	($000 )
	Toyota Motor Credit Corp.	2.619%	10/27/08	91,000	90,632
					378,600
Finance - Other (1.6%)
	General Electric Capital Corp.	2.518%	10/16/08	30,000	29,906
	General Electric Capital Corp.	2.517%	10/17/08	50,000	49,840
	General Electric Capital Corp.	2.482%	10/27/08	60,000	59,770
	General Electric Capital Corp.	2.483%	11/3/08	60,000	59,741
	General Electric Capital Corp.	2.590%	11/13/08	50,000	49,739
	General Electric Capital Corp.	2.590%	11/20/08	50,000	49,714
	General Electric Capital Corp.	2.590%	12/2/08	60,000	59,606
					358,316
Foreign Banks (8.9%)
2	Australia & New Zealand Banking Group, Ltd.	2.647%	9/8/08	70,000	69,964
2	Australia & New Zealand Banking Group, Ltd.	2.661%	9/16/08	18,000	17,980
2	Australia & New Zealand Banking Group, Ltd.	2.613%	9/22/08	35,000	34,947
2	Australia & New Zealand Banking Group, Ltd.	2.769%	11/4/08	100,000	99,511
	Bank of Scotland PLC	2.672%	10/7/08	75,000	74,800
	Bank of Scotland PLC	2.820%	11/3/08	100,000	99,510
	CBA (Delaware) Finance Inc.	2.611%	9/8/08	40,650	40,629
	CBA (Delaware) Finance Inc.	2.769%	9/15/08	50,000	49,947
	CBA (Delaware) Finance Inc.	2.425%	9/22/08	125,000	124,824
	CBA (Delaware) Finance Inc.	2.738%	11/21/08	17,860	17,751
	CBA (Delaware) Finance Inc.	2.739%	11/25/08	16,000	15,897
2	Danske Corp.	2.495%	9/2/08	100,000	99,993
2	Danske Corp.	2.647%	9/8/08	50,000	49,974
2	Danske Corp.	2.729%-2.789%	9/15/08	70,000	69,926
2	Danske Corp.	2.790%	9/19/08	33,500	33,454
2	Danske Corp.	2.496%	9/23/08	125,000	124,810
	Dexia Delaware LLC	2.660%	9/8/08	50,000	49,974
2	National Australia Funding (Delaware)	2.000%-2.010%	9/2/08	220,000	219,988
	Nordea North America Inc.	2.540%	9/8/08	110,000	109,946
	Nordea North America Inc.	2.719%	10/9/08	100,000	99,715
	Santander Central Hispano Finance
	(Delaware), Inc.	2.667%	9/5/08	75,000	74,978
	Santander Central Hispano Finance
	(Delaware), Inc.	2.770%	9/19/08	80,000	79,890
	Santander Central Hispano Finance
	(Delaware), Inc.	2.800%	11/12/08	37,000	36,794
	Svenska Handelsbanken, Inc.	2.729%	11/12/08	70,750	70,367
	Svenska Handelsbanken, Inc.	2.729%	11/13/08	50,000	49,725
2	Westpac Banking Corp.	2.507%	9/2/08	60,000	59,996
2	Westpac Banking Corp.	2.749%	9/17/08	41,500	41,450
2	Westpac Banking Corp.	2.642%	9/18/08	11,700	11,685
2	Westpac Banking Corp.	2.719%	10/9/08	50,000	49,857
2	Westpac Banking Corp.	2.750%	11/5/08	50,000	49,754
					2,028,036
Foreign Governments (3.2%)
	Caisse D'Amortissement	2.156%	9/2/08	198,200	198,188
	Caisse D'Amortissement	2.174%-2.204%	9/5/08	95,800	95,777

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000 )	($000 )
2	Electricite de France	2.415%	10/10/08	73,500	73,309
	European Investment Bank	2.149%	9/11/08	107,900	107,836
2	Kreditanstalt Fuer Wiederaufbau	2.103%-2.153%	9/2/08	214,525	214,512
2	Kreditanstalt Fuer Wiederaufbau	2.209%	10/6/08	35,475	35,399
					725,021
Foreign Industrial (5.6%)
2	BASF SE	2.344%	9/3/08	33,000	32,996
2	BASF SE	2.314%	9/8/08	17,750	17,742
2	BASF SE	2.466%	9/29/08	145,000	144,724
2	BASF SE	2.364%	10/16/08	11,700	11,665
2	Nestle Capital Corp.	2.107%	9/8/08	150,000	149,939
2	Nestle Capital Corp.	2.107%	9/9/08	100,000	99,953
2	Nestle Capital Corp.	2.162%	10/15/08	225,000	224,409
2	Novartis Finance Corp.	2.217%	9/2/08	199,250	199,238
2	Novartis Finance Corp.	2.217%	9/3/08	99,500	99,488
2	Novartis Finance Corp.	2.311%	10/1/08	56,000	55,893
2	Novartis Finance Corp.	2.281%	10/3/08	9,500	9,481
2	Procter & Gamble International Funding SCA	2.230%	10/1/08	22,500	22,458
2	Procter & Gamble International Funding SCA	2.212%	10/20/08	30,000	29,910
2	Procter & Gamble International Funding SCA	2.139%	11/5/08	8,500	8,467
2	Shell International Finance BV	2.157%	9/8/08	52,500	52,478
2	Shell International Finance BV	2.158%	9/18/08	36,000	35,963
2	Total Capital	2.311%-2.313%	9/30/08	99,500	99,316
					1,294,120
Industrial (4.4%)
	Chevron Funding Corp.	2.154%	9/3/08	50,000	49,994
	Chevron Funding Corp.	2.083%	9/10/08	40,000	39,979
	Chevron Funding Corp.	2.156%	9/12/08	47,500	47,469
	Chevron Funding Corp.	2.083%	9/15/08	50,000	49,960
	Chevron Funding Corp.	2.155%	10/1/08	17,000	16,970
	Chevron Funding Corp.	2.155%	10/2/08	6,750	6,738
2	Coca Cola Co.	2.187%	9/2/08	100,000	99,994
2	Coca Cola Co.	2.333%	10/6/08	18,000	17,959
2	Coca Cola Co.	2.170%	11/3/08	28,500	28,392
2	IBM Corp	2.145%	9/8/08	8,500	8,497
	Merck & Co. Inc.	2.157%	9/8/08	43,500	43,482
	Merck & Co. Inc.	2.157%	9/10/08	36,500	36,480
2	Pfizer Inc.	2.202%	9/2/08	62,000	61,996
2	Pfizer Inc.	2.147%	9/8/08	250,000	249,896
2	Procter & Gamble Co.	2.122%	9/4/08	57,000	56,990
2	Procter & Gamble Co.	2.082%-2.123%	9/8/08	197,010	196,929
2	United Parcel Service, Inc.	2.157%	9/3/08	7,600	7,599
					1,019,324
Total Commercial Paper (Cost $5,803,417)					5,803,417
Certificates of Deposit (30.6%)
Domestic Banks (1.6%)
	Bank of America, N.A.	2.700%	9/18/08	25,000	25,003
	Branch Banking & Trust Co.	2.720%	12/1/08	51,750	51,750

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000 )	($000 )
Citibank, N.A.	2.770%	9/11/08	38,000	38,000
Citibank, N.A.	2.785%	9/25/08	50,000	50,012
Citibank, N.A.	2.430%	9/29/08	50,000	49,999
Citibank, N.A.	2.740%	11/12/08	95,000	95,000
Citibank, N.A.	2.750%	11/25/08	53,000	53,000
				362,764
Eurodollar Certificates of Deposit (8.6%)
Australia & New Zealand Banking Group, Ltd.	2.760%	10/23/08	35,000	35,000
Australia & New Zealand Banking Group, Ltd.	2.750%	12/1/08	70,000	70,000
Banco Bilbao Vizcaya Argentaria, SA	2.800%	11/6/08	100,000	100,000
Bank of Scotland PLC	2.720%	9/12/08	50,000	50,003
Barclays Bank PLC	2.955%	12/8/08	18,000	17,999
BNP Paribas	2.700%	9/8/08	100,000	100,000
Commonwealth Bank of Australia	2.800%	11/7/08	25,000	25,000
Credit Agricole S.A.	2.700%	9/2/08	40,000	40,000
Credit Agricole S.A.	2.470%	9/22/08	100,000	100,000
Credit Agricole S.A.	2.850%	10/1/08	100,000	100,000
HSBC Bank PLC	2.670%	9/10/08	75,000	75,000
HSBC Bank PLC	2.700%	9/15/08	75,000	75,000
HSBC Bank PLC	2.460%	9/22/08	125,000	125,000
HSBC Bank PLC	2.770%	10/16/08	50,000	50,000
HSBC Bank PLC	2.770%	11/14/08	25,000	25,000
ING Bank N.V.	2.785%	9/12/08	75,000	75,000
ING Bank N.V.	2.640%	9/17/08	100,000	100,000
ING Bank N.V.	2.450%	9/22/08	100,000	100,000
ING Bank N.V.	2.790%	10/3/08	75,000	75,000
Lloyds TSB Bank PLC	2.680%	9/15/08	99,000	99,000
Lloyds TSB Bank PLC	2.700%	9/15/08	73,000	72,999
National Australia Bank Ltd.	2.700%	9/4/08	45,000	45,000
National Australia Bank Ltd.	2.670%	9/8/08	75,000	75,000
National Australia Bank Ltd.	2.810%	9/18/08	75,000	75,001
National Australia Bank Ltd.	2.790%	10/3/08	75,000	75,000
Societe Generale	2.750%	9/23/08	100,000	100,000
Societe Generale	2.900%	10/9/08	100,000	100,000
				1,980,002
Yankee Certificates of Deposit (20.4%)
Abbey National Treasury Services PLC
(Stamford Branch)	2.770%	12/1/08	75,000	75,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	2.700%	9/4/08	120,000	120,001
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	2.815%	9/22/08	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	2.750%	10/24/08	100,000	100,000
Banco Santander SA (New York Branch)	2.780%	10/9/08	50,000	50,000
Bank of Montreal (Chicago Branch)	2.490%	9/22/08	175,000	175,000
Bank of Montreal (Chicago Branch)	2.630%	9/25/08	25,000	25,000
Bank of Nova Scotia (Houston Branch)	2.700%	9/11/08	70,000	70,000
Bank of Nova Scotia (Houston Branch)	2.610%	9/15/08	150,000	150,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000 )	($000 )
Bank of Nova Scotia (Houston Branch)	2.750%	9/16/08	100,000	100,000
Bank of Nova Scotia (Houston Branch)	2.720%	9/17/08	50,000	50,006
Bank of Scotland PLC (New York Branch)	2.790%	9/11/08	75,000	75,000
Bank of Scotland PLC (New York Branch)	2.681%	10/20/08	50,000	50,000
Barclays Bank PLC (New York Branch)	2.700%	9/2/08	50,000	50,000
Barclays Bank PLC (New York Branch)	2.820%	10/7/08	55,000	55,000
Barclays Bank PLC (New York Branch)	2.800%	10/29/08	50,000	50,000
Barclays Bank PLC (New York Branch)	2.800%	11/14/08	75,000	75,000
BNP Paribas (New York Branch)	2.430%	9/8/08	75,000	75,000
BNP Paribas (New York Branch)	2.620%	10/14/08	75,000	75,000
BNP Paribas (New York Branch)	2.770%	11/6/08	100,000	100,000
BNP Paribas (New York Branch)	2.780%	11/12/08	25,000	25,000
Deutsche Bank AG (New York Branch)	2.700%	11/3/08	50,000	50,000
Deutsche Bank AG (New York Branch)	2.700%	11/3/08	75,000	75,000
Dexia Credit Local (New York Branch)	2.660%	9/5/08	100,000	100,000
Fortis Bank SA/NV (New York Branch)	2.700%	9/2/08	75,000	75,000
Fortis Bank SA/NV (New York Branch)	2.700%	9/4/08	50,000	50,000
Fortis Bank SA/NV (New York Branch)	2.640%	9/15/08	200,000	200,000
Fortis Bank SA/NV (New York Branch)	2.800%	10/14/08	30,000	30,000
KBC Bank N.V. (New York Branch)	2.680%	9/9/08	101,000	101,000
KBC Bank N.V. (New York Branch)	2.480%	9/15/08	50,000	50,000
KBC Bank N.V. (New York Branch)	2.450%	9/22/08	60,000	60,000
KBC Bank N.V. (New York Branch)	2.650%	10/6/08	100,000	100,000
KBC Bank N.V. (New York Branch)	2.630%	10/20/08	60,000	60,000
Lloyds TSB Bank PLC (New York Branch)	2.620%	10/8/08	75,000	75,001
Lloyds TSB Bank PLC (New York Branch)	2.680%	10/22/08	101,000	101,000
Nordea Bank Finland PLC (New York Branch)	2.650%	9/11/08	40,000	40,000
Nordea Bank Finland PLC (New York Branch)	2.400%	9/18/08	60,000	60,000
Nordea Bank Finland PLC (New York Branch)	2.720%	11/4/08	50,000	50,000
Rabobank Nederland NV (New York Branch)	2.440%	9/2/08	125,000	125,000
Rabobank Nederland NV (New York Branch)	2.440%	9/2/08	100,000	100,000
Rabobank Nederland NV (New York Branch)	2.720%	10/3/08	75,000	75,000
Rabobank Nederland NV (New York Branch)	2.700%	11/6/08	100,000	100,000
Royal Bank of Canada (New York Branch)	2.600%	9/5/08	90,000	90,002
Royal Bank of Canada (New York Branch)	2.700%	9/10/08	94,000	94,000
Royal Bank of Canada (New York Branch)	2.710%	11/6/08	50,000	50,000
Royal Bank of Scotland PLC (New York
Branch)	2.610%	9/15/08	150,000	150,000
Royal Bank of Scotland PLC (New York
Branch)	2.750%	10/9/08	100,000	100,000
Royal Bank of Scotland PLC (New York
Branch)	2.750%	10/14/08	50,000	50,000
Societe Generale (New York Branch)	2.480%	9/5/08	100,000	100,000
Societe Generale (New York Branch)	2.710%	10/6/08	75,000	75,000
Svenska Handelsbanken (New York Branch)	2.700%	9/10/08	100,000	100,000
Svenska Handelsbanken (New York Branch)	2.410%	9/22/08	140,000	140,000
Toronto Dominion Bank (New York Branch)	2.810%	9/2/08	50,000	50,000
Toronto Dominion Bank (New York Branch)	2.860%	9/5/08	50,000	50,002
Toronto Dominion Bank (New York Branch)	2.700%	9/11/08	70,000	70,000
Toronto Dominion Bank (New York Branch)	2.700%	11/3/08	75,250	75,250
Toronto Dominion Bank (New York Branch)	2.710%	11/6/08	75,000	75,000
Westpac Banking Corp. (New York Branch)	2.740%	9/16/08	50,000	50,006

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000 )	($000 )
Westpac Banking Corp. (New York Branch)	2.760%	11/3/08	75,000	75,000
				4,666,268
Total Certificates of Deposit (Cost $7,009,034)				7,009,034
Bank Notes (4.6%)
Bank of America, N.A.	2.720%	10/23/08	260,000	260,000
US Bank N.A.	2.700%	9/8/08	150,000	150,008
US Bank N.A.	2.580%	9/18/08	200,000	200,014
Wells Fargo Bank N.A.	2.430%	9/10/08	75,000	75,000
Wells Fargo Bank N.A.	2.430%	9/11/08	75,000	75,000
Wells Fargo Bank N.A.	2.500%	10/21/08	60,000	60,000
Wells Fargo Bank N.A.	2.620%	11/25/08	125,000	125,000
Wells Fargo Bank N.A.	2.680%	12/1/08	95,000	95,000
Total Bank Notes (Cost $1,040,022)				1,040,022
Repurchase Agreements (24.1%)
Banc of America Securities, LLC
(Dated 8/29/08, Repurchase Value
$318,074,000 collateralized by Federal Farm
Credit Bank Discount Note, 9/5/08-9/11/08,
Federal Farm Credit Bank 3.550%-5.700%,
9/2/08-4/17/36, Federal Home Loan Bank
Discount Note, 5/5/09-5/6/09, Federal Home
Loan Bank 2.375%-7.375%, 9/3/08-7/15/36,
Federal Home Loan Mortgage Corp.
0.000%-7.000%, 9/12/08-3/15/31, Federal
National Mortgage Assn. Discount Note,
5/1/09-7/1/09, Federal National Mortgage
Assn. 0.000%-7.270%, 9/2/08-7/15/37)	2.100%	9/2/08	318,000	318,000
Barclays Capital Inc.
(Dated 8/29/08, Repurchase Value
$1,277,299,000, collateralized by Federal
Farm Credit Bank 4.950%, 10/10/14, Federal
Home Loan Bank Discount Note, 9/18/08-
3/25/09, Federal Home Loan Bank 3.000%-
5.375%, 10/14/08-6/13/14, Federal Home
Loan Mortgage Corp. Discount Note,
9/15/08-12/8/08, Federal Home Loan
Mortgage Corp. 5.500%, 8/23/17, Federal
National Mortgage Assn. Discount Note,
11/19/08-3/31/09, Federal National
Mortgage Assn. 2.500%-4.875%, 4/9/10-
12/15/16)	2.110%	9/2/08	1,277,000	1,277,000
BNP Paribas Securities Corp.
(Dated 8/29/08, Repurchase Value
$307,067,000, collateralized by Federal
Home Loan Bank Discount Note, 11/28/08,
Federal Home Loan Bank 5.500%, 7/15/36,
Federal National Mortgage Assn. Discount
Note, 11/26/08)	1.950%	9/2/08	307,000	307,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000 )	($000 )
BNP Paribas Securities Corp.
(Dated 8/29/08, Repurchase Value
$634,149,000, collateralized by Federal
Home Loan Bank 3.750%-5.250%, 9/26/08-
8/8/33, Federal Home Loan Mortgage Corp.
Discount Note, 10/27/08-12/23/08, Federal
National Mortgage Assn. 5.125%-7.125%,
4/15/11-1/15/30)	2.110%	9/2/08	634,000	634,000
Citigroup Global Markets, Inc.
(Dated 8/29/08, Repurchase Value
$318,074,000, collateralized by Federal
Home Loan Bank Discount Note, 9/24/08,
Federal Home Loan Bank 2.500%-5.250%,
11/15/10-1/22/09, Federal Home Loan
Mortgage Corp. 4.125%-6.000%, 6/15/11-
4/18/16, Federal National Mortgage Assn.
4.750%-7.125%, 6/15/10-1/15/30)	2.100%	9/2/08	318,000	318,000
Credit Suisse Securities (USA), LLC
(Dated 8/29/08, Repurchase Value
$718,343,000, collateralized by Federal
Home Loan Bank 2.350%-6.435%, 4/21/09-
6/12/26, Federal Home Loan Mortgage Corp.
2.375%-7.000%, 9/15/08-7/15/32, Federal
National Mortgage Assn. 0.000%-7.250%,
10/15/08-8/6/38)	2.120%	9/2/08	718,174	718,174
Greenwich Capital Markets, Inc.
(Dated 8/29/08, Repurchase Value
$949,224,000, collateralized by Federal
Home Loan Bank Discount Note, 9/26/08-
11/28/08, Federal Home Loan Mortgage
Corp. Discount Note, 9/22/08-7/20/09,
Federal National Mortgage Assn. Discount
Note, 11/5/08-5/29/09, Federal National
Mortgage Assn. 0.000%, 6/1/17)	2.120%	9/2/08	949,000	949,000
J.P. Morgan Securities Inc.
(Dated 8/29/08, Repurchase Value
$358,084,000, collateralized by Federal
Home Loan Mortgage Corp. 3.250%-
7.000%, 9/15/08-2/25/11, Federal National
Mortgage Assn. 7.125%, 6/15/10)	2.110%	9/2/08	358,000	358,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000 )	($000 )
UBS Securities LLC
(Dated 8/29/08, Repurchase Value
$634,149,000, collateralized by Federal
Farm Credit Bank Discount Note, 10/16/08-
11/17/08, U.S. Treasury Bond 4.500%-
4.875%, 2/15/09-2/15/12)	2.120%	9/2/08	634,000	634,000
Total Repurchase Agreements (Cost $5,513,174)				5,513,174
Total Investments (99.9%) (Cost $22,871,760)				22,871,760
Other Assets and Liabilities (0.1%)
Other Assets				32,652
Liabilities				(36)
				32,616
Net Assets (100%)
Applicable to 22,904,459,644 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				22,904,376
Net Asset Value per Share				$1.00

At August 31, 2008, net assets consisted of:

Amount
($000 )
Paid-in-Capital	22,904,460
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(84)
Net Assets	22,904,376

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At August 31, 2008, the aggregate value of these securities was $3,472,498,000, representing 15.2% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations
Year Ended
August 31, 2008
($000)
Investment Income
Income
Interest	839,659
Total Income	839,659
Expenses
The Vanguard Group—Note B
Management and Administrative	1,199
Total Expenses	1,199
Net Investment Income	838,460
Realized Net Gain (Loss) on Investment Securities Sold	83
Net Increase (Decrease) in Net Assets Resulting from Operations	838,543

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2008	2007
	($000 )	($000 )
Increase (Decrease) in Net Assets
Operations
Net Investment Income	838,460	1,140,439
Realized Net Gain (Loss)	83	(166)
Net Increase (Decrease) in Net Assets Resulting from Operations	838,543	1,140,273
Distributions
Net Investment Income	(838,460)	(1,140,439)
Realized Capital Gain	—	—
Total Distributions	(838,460)	(1,140,439)
Capital Share Transactions (at $1.00)
Issued	242,257,450	211,122,771
Issued in Lieu of Cash Distributions	838,460	1,140,437
Redeemed	(238,972,186)	(209,703,812)
Net Increase (Decrease) from Capital Share Transactions	4,123,724	2,559,396
Total Increase (Decrease)	4,123,807	2,559,230
Net Assets
Beginning of Period	18,780,569	16,221,339
End of Period	22,904,376	18,780,569

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

					July 19, 2004[1]
For a Share Outstanding	Year Ended August 31,				to
Throughout Each Period	2008	2007	2006	2005	Aug. 31, 2004
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.036	.053	.046	.026	.002
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.036	.053	.046	.026	.002
Distributions
Dividends from Net Investment
Income	(.036)	(.053)	(.046)	(.026)	(.002)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.036)	(.053)	(.046)	(.026)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.69%	5.48%	4.68%	2.60%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,904	$18,781	$16,221	$15,303	$20,867
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.01%	0.01%	0.01%[2]
Ratio of Net Investment Income to
Average Net Assets	3.50%	5.34%	4.61%	2.57%	1.44%[2]
1 Commencement of operations.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.	Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005 – 2008), and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Municipal Cash Management Fund

Statement of Net Assets

As of August 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 201-551-8090.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000 )	($000 )
Tax-Exempt Municipal Bonds (99.6%)
Alabama (1.7%)
	Alabama Private Colleges & Univ. Fac. Auth. Student Housing Rev. (Birmingham-Southern
	College) VRDO	1.890%	9/8/08 LOC	11,285	11,285
1	Alabama Public School & College Auth. TOB VRDO	1.810%	9/8/08	4,390	4,390
1	Alabama Public School & College Auth. TOB VRDO	1.940%	9/8/08 (4)	11,935	11,935
1	Alabama Public School & College Auth. TOB VRDO	2.070%	9/8/08	2,500	2,500
					30,110
Alaska (0.2%)
	Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO	2.500%	9/2/08	3,000	3,000

Arizona (0.6%)
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	1.840%	9/8/08	11,250	11,250

California (1.1%)
1	Bay Area Toll Auth. California Toll Bridge Rev. TOB VRDO	1.840%	9/8/08	19,745	19,745

Colorado (3.7%)
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	2.350%	9/2/08 LOC	3,500	3,500
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	2.350%	9/2/08 LOC	4,800	4,800
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	2.450%	9/2/08 LOC	11,985	11,985
1	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	1.990%	9/8/08 (4)	13,330	13,330
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.900%	9/8/08	16,000	16,000
1	Colorado State COP Univ. of Colorado Denver Health Science Center Fitzsimons Academic
	Fac. Project TOB VRDO	2.040%	9/8/08	7,200	7,200
	Denver CO City & County Airport Rev. VRDO	1.900%	9/8/08 (12)	7,300	7,300
					64,115
Delaware (0.9%)
	Univ. of Delaware Rev. VRDO	2.550%	9/2/08	15,880	15,880

District of Columbia (0.5%)
	District of Columbia Rev. (Washington Drama Society) VRDO	1.800%	9/8/08 LOC	5,000	5,000
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.140%	9/8/08 (12)	4,500	4,500
					9,500
Florida (5.5%)
1	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	1.920%	9/8/08 (13)	16,320	16,320
1	Florida Turnpike Auth. Rev. TOB VRDO	1.840%	9/8/08	7,500	7,500
	Jacksonville FL Captial Project Rev. VRDO	1.900%	9/8/08 LOC	33,645	33,645
	Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. VRDO	2.420%	9/2/08 LOC	6,235	6,235
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.790%	9/8/08	6,000	6,000
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.900%	9/8/08	1,800	1,800
	Lakeland FL Electric & Water Rev. VRDO	1.780%	9/8/08 LOC	15,000	15,000
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	2.420%	9/2/08 LOC	2,850	2,850
	Univ. of South Florida Financing Corp. VRDO	1.900%	9/8/08 LOC	6,500	6,500
					95,850
Georgia (4.7%)
1	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	2.090%	9/8/08 (4)	3,520	3,520
	Atlanta GA Dev. Auth. Rev. (Botanical Garden Imports) VRDO	1.850%	9/8/08 LOC	10,000	10,000
1	Augusta GA Water & Sewer Rev. TOB VRDO	1.960%	9/8/08 (4)	11,465	11,465
	Forsyth County GA Water & Sewer Auth. Rev. VRDO	1.850%	9/8/08	10,870	10,870
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	1.800%	9/8/08	32,975	32,975
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	1.900%	9/8/08	9,625	9,625
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	2.000%	9/8/08	3,155	3,155
					81,610
Illinois (4.9%)
1	BB&T Muni Trust TOB VRDO	1.820%	9/8/08	5,000	5,000
1	Chicago IL Motor Fuel Tax Rev. TOB VRDO	1.940%	9/8/08 (12)	8,010	8,010
1	Chicago IL Water Rev. TOB VRDO	1.990%	9/8/08 (4)	10,395	10,395
	Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	1.850%	9/8/08 LOC	4,700	4,700
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	1.750%	9/8/08	12,584	12,584
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	1.750%	9/8/08	4,919	4,919
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	2.300%	9/2/08	15,000	15,000
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.350%	9/2/08	4,100	4,100
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	1.750%	9/8/08	9,769	9,769
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	1.840%	9/8/08 LOC	6,470	6,470
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	1.850%	9/8/08 LOC	5,115	5,115
					86,062
Indiana (1.3%)
	Indiana Finance Auth. Rev. VRDO	1.850%	9/8/08	8,000	8,000
	Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	1.800%	9/8/08 LOC	8,980	8,980
1	Indianapolis IN Gas Util. Rev. TOB VRDO	1.940%	9/8/08 (12)	5,500	5,500
					22,480

Iowa (0.4%)
	Hills IA Health Fac. Rev. (Mercy Hospital Project) VRDO	2.480%	9/2/08 LOC	6,150	6,150

Kentucky (1.9%)
	Berea KY Educ. Fac. Rev. (Berea College) VRDO	2.550%	9/2/08	8,050	8,050
	Christian County KY Association County Leasing Program Rev. VRDO	2.300%	9/2/08 LOC	25,400	25,400
					33,450
Maryland (0.8%)
1	Maryland Transp. Auth. Rev. TOB VRDO	1.960%	9/8/08 (4)	13,860	13,860

Massachusetts (5.7%)
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.830%	9/8/08	41,866	41,866
	Massachusetts GO VRDO	2.550%	9/2/08	8,200	8,200
	Massachusetts GO VRDO	1.850%	9/8/08	30,300	30,300
1	Massachusetts Health & Educ. Fac. Auth. Rev. TOB VRDO	1.920%	9/8/08 (Prere.)	20,040	20,040
					100,406
Michigan (5.3%)
1	Detroit MI Sewer System Rev. TOB VRDO	1.860%	9/8/08 (13)	11,365	11,365
	Oakland Univ. of Michigan Rev. VRDO	1.900%	9/8/08 LOC	10,800	10,800
	Univ. of Michigan Hosp. Rev. VRDO	2.550%	9/2/08	11,850	11,850
	Univ. of Michigan Hosp. Rev. VRDO	2.550%	9/2/08	9,700	9,700
	Univ. of Michigan Hosp. Rev. VRDO	2.550%	9/2/08	4,000	4,000
	Univ. of Michigan Hosp. Rev. VRDO	1.750%	9/8/08	32,200	32,200
	Univ. of Michigan Univ. Rev. VRDO	1.750%	9/8/08	13,770	13,770
					93,685
Minnesota (0.9%)
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health) VRDO	1.750%	9/8/08 LOC	7,475	7,475
	Minnesota Agriculture & Econ. Dev. Board Rev. (Health Care Fac.-Essentia) VRDO	2.700%	9/2/08 (12)	8,550	8,550
					16,025
Mississippi (5.4%)
	Jackson County MS Port Fac. (Chevron USA Inc.) VRDO	2.450%	9/2/08	30,500	30,500
	Jackson County MS Port Fac. (Chevron USA Inc.) VRDO	2.550%	9/2/08	20,200	20,200
	Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc.
	Project) VRDO	2.420%	9/2/08	7,000	7,000
	Mississippi GO (Nissan Project) VRDO	1.850%	9/8/08	20,000	20,000
	Mississippi GO VRDO	1.750%	9/8/08	5,970	5,970
1	Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	1.990%	9/8/08 (4)	10,415	10,415
					94,085
Missouri (2.5%)
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	2.300%	9/2/08	3,200	3,200
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.750%	9/8/08	30,000	30,000
1	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	1.790%	9/8/08	10,000	10,000
					43,200
Nevada (1.5%)
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	2.550%	9/2/08	20,400	20,400
1	Univ. of Nevada TOB VRDO	2.140%	9/8/08 (4)	5,085	5,085
					25,485

New Hampshire (0.2%)
	New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	1.800%	9/8/08	3,250	3,250

New Mexico (1.4%)
	Hurley NM PCR (Kennecott Santa Fe Corp. Project British Petroleum) VRDO	2.600%	9/2/08	24,300	24,300

New York (2.5%)
	Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	2.500%	9/2/08 LOC	17,000	17,000
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.860%	9/8/08 (13)	5,155	5,155
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 201 Pearl Street)
	VRDO	1.750%	9/8/08 LOC	22,000	22,000
					44,155
North Carolina (2.6%)
	Buncombe County NC Metro. Sewerage Dist. VRDO	1.900%	9/8/08	5,000	5,000
1	Charlotte NC COP TOB VRDO	1.870%	9/8/08	6,935	6,935
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	2.180%	9/2/08	13,515	13,515
	North Carolina Capital Fac. Finance Agency Rev. (Lenior-Rhyne College) VRDO	1.880%	9/8/08 LOC	215	215
1	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) TOB VRDO	1.860%	9/8/08	15,205	15,205
	Univ. of North Carolina Chapel Hill Foundation VRDO	2.450%	9/2/08	5,100	5,100
					45,970
Ohio (7.9%)
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	2.350%	9/2/08 LOC	16,100	16,100
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	2.350%	9/2/08 LOC	1,400	1,400
1	American Muni. Power Ohio Inc. TOB VRDO	1.870%	9/8/08 (12)	5,000	5,000
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.250%	9/2/08	12,200	12,200
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.250%	9/2/08	22,600	22,600
	Ohio Air Quality Dev. Rev. VRDO	2.420%	9/2/08 LOC	15,500	15,500
	Ohio Common Schools GO VRDO	1.600%	9/8/08	4,000	4,000
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	2.550%	9/2/08	13,500	13,500
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	2.350%	9/2/08	2,000	2,000
	Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	1.800%	9/8/08	10,000	10,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	2.450%	9/2/08 LOC	30,760	30,760
	Williams County OH Hosp. Fac. Rev. VRDO	1.860%	9/8/08 LOC	5,000	5,000
					138,060
Oregon (0.9%)
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	1.800%	9/8/08	5,810	5,810
1	Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	1.840%	9/8/08 LOC	10,040	10,040
					15,850
Pennsylvania (0.6%)
	Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	2.450%	9/2/08 LOC	4,955	4,955
1	Pennsylvania GO VRDO	1.840%	9/8/08	5,000	5,000
					9,955

South Carolina (3.6%)
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	1.900%	9/8/08	34,920	34,920
1	Greenville County SC School Dist. Installment Rev. TOB VRDO	1.870%	9/8/08 (12)	13,415	13,415
1	Greenville County SC School Dist. TOB VRDO	1.860%	9/8/08	6,000	6,000
	South Carolina Jobs Econ. Dev. Auth. Rev. (YMCA Coastal Project) VRDO	1.900%	9/8/08 LOC	9,645	9,645
					63,980
Tennessee (2.3%)
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.420%	9/2/08	5,000	5,000
	Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.420%	9/2/08	30,460	30,460
1	Sullivan County TN Health & Housing Fac. Board Hosp. Rev. (Wellmont Health System) TOB
	VRDO	1.880%	9/8/08	5,500	5,500
					40,960
Texas (14.9%)
1	Austin TX Community College Dist. Public Financing Corp. TOB VRDO	2.070%	9/8/08	11,740	11,740
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	1.750%	10/21/08	24,780	24,780
1	Granbury TX Independent School Dist. TOB VRDO	1.920%	9/8/08	7,445	7,445
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp. System) PUT	1.600%	11/18/08	5,000	5,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (YMCA Greater Houston) VRDO	2.350%	9/2/08 LOC	8,250	8,250
1	Harris County TX Flood Control Dist. TOB VRDO	1.920%	9/8/08 (Prere.)	4,855	4,855
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.350%	9/2/08 (4)	8,000	8,000
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.350%	9/2/08 (4)	2,400	2,400
1	Hidalgo County TX Drainage Dist. TOB VRDO	1.920%	9/8/08 (12)	5,000	5,000
	Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	2.550%	9/2/08	35,000	35,000
	Houston TX Util. System Rev. VRDO	1.800%	9/8/08 LOC	24,000	24,000
1	Klein TX Independent School Dist. TOB VRDO	1.920%	9/8/08	6,395	6,395
1	La Porte TX Independent School Dist. TOB VRDO	1.920%	9/8/08 (12)	8,595	8,595
	Lower Neches Valley Auth. Texas IDR (ExxonMobil Corp.) VRDO	2.500%	9/2/08	6,500	6,500
1	Midway TX Independent School Dist. TOB VRDO	1.920%	9/8/08	8,290	8,290
1	New Caney TX ISD GO TOB VRDO	2.490%	9/8/08 (4)	5,330	5,330
1	North Texas Tollway Auth. Rev. TOB VRDO	1.870%	9/8/08 (13)	10,057	10,057
	Oak Bend TX Medical Center Hosp. Rev. VRDO	2.430%	9/2/08 LOC	6,750	6,750
1	Pearland TX Independent School Dist. GO TOB VRDO	1.840%	9/8/08	13,870	13,870
1	Texas GO Public Finance Auth. Rev. TOB VRDO	1.840%	9/8/08	3,487	3,487
1	Texas GO TOB VRDO	1.790%	9/8/08	12,430	12,430
1	Texas GO TOB VRDO	1.790%	9/8/08	7,620	7,620
1	Texas GO TOB VRDO	1.840%	9/8/08	6,785	6,785
1	Texas GO TOB VRDO	1.840%	9/8/08	8,550	8,550
1	Tyler TX Independent School Dist. GO TOB VRDO	2.140%	9/8/08 (4)	5,505	5,505
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.790%	9/8/08	14,355	14,355
					260,989
Utah (2.6%)
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	2.350%	9/2/08	30,000	30,000
	Utah Transit Auth. Sales Tax Rev. VRDO	2.550%	9/2/08 LOC	15,100	15,100
					45,100

Vermont (1.0%)
	Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	1.700%	9/8/08	18,420	18,420

Virginia (2.4%)
	Farmville VA IDA Education Fac. Rev. (Longwood Student Housing Project) VRDO	1.900%	9/8/08 (12)	17,837	17,837
	Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System) VRDO	1.850%	9/8/08 (12)	8,800	8,800
	Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.420%	9/2/08 (4)	5,200	5,200
1	Univ. of Virginia TOB VRDO	1.800%	9/8/08	6,600	6,600
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) VRDO	2.550%	9/2/08	2,800	2,800
					41,237
Washington (6.6%)
1	Energy Northwest Washington Electric Refunding Rev. TOB VRDO	1.920%	9/8/08	8,785	8,785
1	Seattle WA Water System Rev. TOB VRDO	1.940%	9/8/08 (4)	5,060	5,060
1	Washington GO TOB VRDO	1.790%	9/8/08	12,000	12,000
1	Washington GO TOB VRDO	1.790%	9/8/08	5,900	5,900
1	Washington GO TOB VRDO	1.870%	9/8/08	9,495	9,495
1	Washington GO TOB VRDO	1.940%	9/8/08 (4)	5,340	5,340
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	1.830%	9/8/08	3,900	3,900
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.050%	9/8/08 (4)	9,300	9,300
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	2.750%	9/2/08 (4)	40,010	40,010
	Washington Public Power Supply System Rev. (Nuclear Project) VRDO	1.820%	9/8/08 LOC	16,500	16,500
					116,290
Wisconsin (0.6%)
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	2.300%	9/2/08 LOC	11,100	11,100

Total Tax-Exempt Municipal Bonds (Cost $1,745,564)					1,745,564
Other Assets and Liabilities (0.4%)
Other Assets					21,339
Liabilities					(13,522)
					7,817
Net Assets (100%)
Applicable to 1,753,367,571 outstanding $.001 par value shares of beneficial interest (unlimited authorization)
Net Asset Value per Share					$1.00

At August 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	1,753,440
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(59)
Net Assets	1,753,381

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities was $532,515,000, representing 30.4% of net assets.

Municipal Cash Management Fund

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
USD—United School District.
VRDO—Variable Rate Demand Obligation.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co./Berkshire Hathaway.
The insurance does not guarantee the market value of the municipal bonds.
LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2008
($000)
Investment Income
Income
Interest	38,923
Total Income	38,923
Expenses
The Vanguard Group—Note B
Management and Administrative	160
Total Expenses	160
Net Investment Income	38,763
Realized Net Gain (Loss) on Investment Securities Sold	(35)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,728

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2008	2007
	($000 )	($000 )
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,763	58,804
Realized Net Gain (Loss)	(35)	34
Net Increase (Decrease) in Net Assets Resulting from Operations	38,728	58,838
Distributions
Net Investment Income	(38,763)	(58,804)
Realized Capital Gain	—	—
Total Distributions	(38,763)	(58,804)
Capital Share Transactions (at $1.00)
Issued	6,160,244	6,734,471
Issued in Lieu of Cash Distributions	38,763	58,804
Redeemed	(5,730,659)	(7,544,028)
Net Increase (Decrease) from Capital Share Transactions	468,348	(750,753)
Total Increase (Decrease)	468,313	(750,719)
Net Assets
Beginning of Period	1,285,068	2,035,787
End of Period	1,753,381	1,285,068

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

					July 19, 2004[1]
For a Share Outstanding	Year Ended August 31,				to
Throughout Each Period	2008	2007	2006	2005	Aug. 31, 2004
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.025	.036	.032	.020	.001
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.025	.036	.032	.020	.001
Distributions
Dividends from Net Investment
Income	(.025)	(.036)	(.032)	(.020)	(.001)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.025)	(.036)	(.032)	(.020)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.50%	3.71%	3.20%	2.03%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,753	$1,285	$2,036	$2,106	$11
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.02%	0.02%	0.02%[2]
Ratio of Net Investment Income to
Average Net Assets	2.42%	3.64%	3.16%	2.35%	1.13%[2]
1 Commencement of operations.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.	Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005 – 2008), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Special 2008 tax information (unaudited) for Vanguard CMT Funds

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For non-resident alien shareholders invested in Market Liquidity Fund, 80.6% of income dividends are interest related dividends.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (the "Funds") at August 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 14, 2008

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Director of Vanguard Marketing Corporation; President and Chief
156 Vanguard Funds Overseen	Executive Officer of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer Since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2008: $35,000

Fiscal Year Ended August 31, 2007: $40,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2008: $3,055,590

Fiscal Year Ended August 31, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2008: $626,240

Fiscal Year Ended August 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2008: $230,400

Fiscal Year Ended August 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2008: $0

Fiscal Year Ended August 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2008: $230,400

Fiscal Year Ended August 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
TREASURER

Date: October 14, 2008

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.